Liquidity (Tables)	12 Months Ended
Dec. 31, 2021
Financial Liabilities
Schedule of Group Liquidity

€ millions	2021	2020	∆
/ Cash and cash equivalents	8,898	5,311	3,587
Current time deposits and debt securities	2,632	1,470	1,162
Group liquidity	11,530	6,781	4,750
Current financial debt	-3,755	-1,482	-2,273
Non-current financial debt	-9,338	-11,801	2,463
Financial debt	-13,094	-13,283	189
Net debt (–)	-1,563	-6,503	4,939

Schedule of Cash and Cash Equivalents

€ millions	2021			2020
	Current	Non-Current	Total	Current	Non-Current	Total
Cash at banks	3,149	0	3,149	2,732	0	2,732
Time deposits	1,420	0	1,420	927	0	927
Money market and other funds	4,281	0	4,281	1,655	0	1,655
Debt securities	50	0	50	0	0	0
Expected credit loss allowance	-3	0	-3	-3	0	-3
/ Cash and cash equivalents	8,898	0	8,898	5,311	0	5,311

Schedule of Non-Derivative Financial Debt Investments

€ millions	2021			2020
	Current	Non-Current	Total	Current	Non-Current	Total
Time deposits	2,605	0	2,605	1,448	0	1,448
Debt securities	30	0	30	24	0	24
Financial instruments related to employee benefit plans	0	201	201	0	162	162
Loans and other financial receivables	79	107	186	83	107	190
Expected credit loss allowance	-3	0	-3	-3	0	-3
Non-derivative financial debt investments	2,711	308	3,019	1,552	269	1,822
/ Other financial assets	2,758	6,275	9,033	1,635	3,512	5,147
Non-derivative financial debt investments as % of / Other financial assets	98	5	33	95	8	35

Schedule of Financial Debt

€ millions	2021					2020
	Nominal Volume		Carrying Amount			Nominal Volume		Carrying Amount
	Current	Non-Current	Current	Non-Current	Total	Current	Non-Current	Current	Non-Current	Total
Bonds	900	8,965	900	8,851	9,751	500	9,844	500	9,868	10,369
Private placement transactions	393	373	396	393	790	0	707	0	742	742
Commercial paper	930	0	931	0	931	930	0	931	0	931
Bank loans	1,533	0	1,533	0	1,533	52	1,250	52	1,250	1,302
Financial debt	3,756	9,338	3,760	9,245	13,005	1,482	11,801	1,484	11,860	13,344
/ Financial liabilities			4,528	11,042	15,570			2,348	13,605	15,953
Financial debt as % of / Financial liabilities			83	84	84			63	87	84

Schedule of Reconciliation of Liabilities Arising From Financial Activities

€ millions	1/1/2021	Cash Flows	Business	Foreign	Fair Value	Other	12/31/2021
			Combinations	Currency	Changes
Current financial debt	1,482	980	1	1	0	1,291	3,755
Non-current financial debt	11,801	-1,252	2	78	0	-1,291	9,338
Financial debt (nominal volume)	13,283	-272	3	79	0	0	13,094
Basis adjustment	126	0	0	3	-163	0	-34
Transaction costs	-66	0	0	0	0	11	-55
Financial debt (carrying amount)	13,344	-272	3	82	-163	11	13,005
Accrued interest	61	0	0	0	0	-1	60
Interest rate swaps	-114	0	0	-1	157	0	42
Lease[1]	2,120	-374	4	106	0	287	2,143
Total liabilities from financing activities	15,411	-646	7	187	-6	297	15,250

[1] Other includes new lease liabilities.

€ millions	1/1/2020	Cash Flows	Business	Foreign	Fair Value	Other	12/31/2020
			Combinations	Currency	Changes
Current financial debt	2,529	-2,282	2	-17	0	1,251	1,482
Non-current financial debt	11,139	2,000	1	-88	0	-1,251	11,801
Financial debt (nominal volume)	13,668	-282	2	-105	0	0	13,283
Basis adjustment	13	0	0	-4	117	0	126
Transaction costs	-64	-16	0	0	0	14	-66
Financial debt (carrying amount)	13,616	-298	2	-109	117	14	13,344
Accrued interest	67	0	0	0	0	-6	61
Interest rate swaps	7	0	0	2	-123	0	-114
Lease[1]	2,204	-378	15	-125	0	404	2,120
Total liabilities from financing activities	15,895	-675	17	-233	-5	413	15,411

[1] Other includes new lease liabilities.

Bonds
Financial Liabilities
Schedule of Financial Debt

	2021							2020
	Maturity	Issue Price	Coupon Rate	Effective Interest	Nominal Volume		Carrying	Carrying
				Rate	(in respective		Amount	Amount
					currency		(in € millions)	(in € millions)
					in millions)
Eurobond 8 – 2014	2023	99.478%	1.125% (fix)	1.24%		€1,000	999	998
Eurobond 9 – 2014	2027	99.284%	1.750% (fix)	1.87%		€1,000	985	1,006
Eurobond 12 – 2015	2025	99.264%	1.000% (fix)	1.13%		€600	597	597
Eurobond 14 – 2018	2021	100.519%	0.000% (var.)	-0.15%		€500	0	500
Eurobond 15 – 2018	2026	99.576%	1.000% (fix)	1.06%		€500	499	498
Eurobond 16 – 2018	2030	98.687%	1.375% (fix)	1.50%		€500	491	510
Eurobond 18 – 2018	2022	99.654%	0.250% (fix)	0.36%		€900	900	899
Eurobond 19 – 2018	2024	99.227%	0.750% (fix)	0.89%		€850	847	845
Eurobond 20 – 2018	2028	98.871%	1.250% (fix)	1.38%		€1,000	982	1,009
Eurobond 21 – 2018	2031	98.382%	1.625% (fix)	1.78%		€1,250	1,223	1,279
Eurobond 22 – 2020	2023	99.794%	0.000% (fix)	0.07%		€600	599	599
Eurobond 23 – 2020	2026	99.200%	0.125% (fix)	0.26%		€600	596	596
Eurobond 24 – 2020	2029	98.787%	0.375% (fix)	0.51%		€800	769	789
Eurobonds							9,487	10,125
USD bond - 2018	2025	100.000%	0.721% (var.)	0.80%	US$	300	264	243
Bonds							9,751	10,369

Private placements
Financial Liabilities
Schedule of Financial Debt

	2021						2020
	Maturity	Coupon Rate	Effective Interest	Nominal Volume		Carrying Amount	Carrying Amount
			Rate	(in respective		(in € millions)	(in € millions)
				currency in
				millions)
U.S. private placements
Tranche 7 – 2012	2022	3.18% (fix)	3.22%	US$	444.5	396	373
Tranche 8 – 2012	2024	3.33% (fix)	3.37%	US$	323	300	281
Tranche 9 – 2012	2027	3.53% (fix)	3.57%	US$	100	94	88
Private placements						790	742